SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 27:- SUBSEQUENT EVENTS

a.

On January 2, 2023, the Company’s Board of Directors approved the grant of 248,500 options to employees and consultants, under the 2021 Executive and Key Employee Israeli Share Incentive Plan. The options shall vest over a period of 3 years (25% on January 2, 2024, and 9.375% each quarter thereafter). On the date of grant, the share price was CHF 14.8, and the exercise price was CHF 15.56.

b.

During January 2023 and February 2023 the Company received proceeds of approximately CHF 18.7 million (USD 20.3 million) from exercises of 1,703,908 share options granted in the private placements in January 2021 and February 2021 and 29,967 options were forfeited, In addition, the underwriters received a cash payment of approximately CHF 1.1 million (USD 1.1 million) derived from cash received by the Company from the exercise of the Share Options and 58,498 Units of securities, see Note 23b above.

c.

On March 31, 2023 the Company announced that the U.S. Securities and Exchange Commission (the “SEC”) declared effective the Company’s registration statement of its securities under the U.S. Securities Exchange Act of 1934, as amended (the “Exchange Act”), in connection with the NASDAQ Listing of its American Depositary Shares (“ADRs”), each representing one ordinary share of the Company. The ADRs commenced trading on The NASDAQ Capital Market (the “Nasdaq”), on April 3 2023 under the ticker symbol “SHLT”, in parallel to its ordinary shares continuing to be listed on the Swiss Stock Exchange.

d.	On April 3, 2023 the Company announced that Mr. Bernd Altpeter was nominated as Co-Managing Director of SHL German Operation, together with Mr. Linus Drop.